Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
EARNINGS PER SHARE — basic and diluted*
Net loss	$ (405)	$ (197)	$ (1,318)	$ (81)	$ (602)	$ (1,399)	$ (2,998)	$ (11,212)
Dividend on convertible exchangeable preferred shares	$ (20)		$ (20)		$ (40)	$ (20)	(61)
Deemed dividend on warrant exchange							(11,033)
Net loss attributable to common shareholders							$ (14,092)	$ (11,212)
Weighted-average number of common shares used in loss per share - basic	5,598,701		1,360,626		5,568,424	878,095	2,185,075	22,314
Weighted-average number of common shares used in loss per share - diluted	5,598,701		1,360,626		5,568,424	878,095	2,185,075	22,314
Loss per share - basic							$ (6.45)	$ (502.46)
Loss per share - diluted							$ (6.45)	$ (502.46)